Future minimum rental income under operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

For the year ending December 31,	Future Minimum Rentals
2019	$934
2020	572
2021	146
2022	26
2023	-
Total	1,678